Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Directors and officers of the Company	259	38
Related company	22	131
Total	281	169

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a related private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Due from related party	132	95
Advancement	130	24

Schedule of Key Management Compensation

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	June 30, 2019
Geological consulting fees – expensed	5	56
Management fees – expensed	249	374
Salaries - expensed	81	95
Share-based payments	671	-
Total	1,006	525